Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Buildings USD ($)	Dec. 31, 2012 Buildings CNY	Dec. 31, 2011 Buildings CNY	Dec. 31, 2012 Machinery and equipment USD ($)	Dec. 31, 2012 Machinery and equipment CNY	Dec. 31, 2011 Machinery and equipment CNY	Dec. 31, 2012 Furniture and fixtures USD ($)	Dec. 31, 2012 Furniture and fixtures CNY	Dec. 31, 2011 Furniture and fixtures CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Construction in progress USD ($)	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY
Property, Plant and Equipment
Total property, plant and equipment	$ 2,978,744	18,557,874	16,500,445	$ 469,249	2,923,470	2,247,643	$ 2,227,108	13,875,105	11,589,915	$ 18,344	114,284	84,562	$ 18,358	114,373	89,563	$ 245,685	1,530,642	2,488,762
Less: Accumulated depreciation	(459,728)	(2,864,153)	(1,836,237)
Less: Impairment	(397,349)	(2,475,521)	(2,275,024)
Total property, plant and equipment, net	$ 2,121,667	13,218,200	12,389,184